Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 975,000,000
Previously Paid Amount	0
Total Fee Amount	105,370.3
Total Offset Amount	0
Net Fee	$ 105,370.3
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A